PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Cost: Laboratory equipment	$ 252	$ 123
Accumulated depreciation: Laboratory equipment	116	56
Depreciated cost	$ 136	$ 67